Benefit plans (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Benefit Plans
Non-current	$ 1,861	$ 1,941
Current	234	254
Total Benefit plans	$ 2,095	$ 2,195	$ 2,449